CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 35,142	$ 4,815	¥ 52,717	¥ 74,568
Cost of revenues:
Funding cost			(9,732)	(22)
Reversal/(Provision) for credit losses	(2,187)	(299)	554	(22,382)
Origination and servicing cost	(11,823)	(1,620)	(32,153)	(41,291)
Recovery of guarantee	1,170	160	3,140	1,082
Service cost charged by Jimu Group-related party				(75)
Cost of revenues	(12,840)	(1,759)	(38,191)	(62,688)
Gross profit	22,302	3,056	14,526	11,880
Operating expenses:
Sales and marketing expenses	(18,907)	(2,590)	(19,635)	(27,154)
General and administrative expenses	(13,796)	(1,890)	(22,667)	(50,298)
Research and development expenses	(2,269)	(311)	(123)	(15,960)
Impairment loss of long-lived assets	(1,432)	(196)	(13,794)
Total operating expenses	(36,404)	(4,987)	(56,219)	(93,412)
Operating loss	(14,102)	(1,931)	(41,693)	(81,532)
Loss from disposal of a subsidiary			(38,883)	(2,176)
Impairment loss on long-term investments				(86,600)
Interest (expenses)/income, net	112	15	(4,470)	(24,138)
Other income/ (expenses), net	(101)	(14)	(10,109)	411
Loss before income tax expense	(14,091)	(1,930)	(95,155)	(194,035)
Income tax (expenses)/credits	(685)	(94)	13,901	(2,522)
Net loss	(14,776)	(2,024)	(81,254)	(196,557)
Net (loss)/income attributable to non-controlling interest	678	93	(2,492)	(6,374)
Net loss attributable to Pintec Technology Holdings Limited shareholders	(15,454)	(2,117)	(78,762)	(190,183)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(464)	(64)	12,328	6,565
Total other comprehensive income/(loss)	(464)	(64)	12,328	6,565
Total comprehensive loss	(15,240)	(2,088)	(68,926)	(189,992)
Total comprehensive (loss)/income attributable to non-controlling interest	678	93	(2,492)	(6,374)
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	¥ (15,918)	$ (2,181)	¥ (66,434)	¥ (183,618)
Loss per ordinary share
Basic (In dollars per share) | (per share)	¥ (0.03)	$ 0	¥ (0.16)	¥ (0.63)
Diluted (In dollars per share) | (per share)	¥ (0.03)	$ 0	¥ (0.16)	¥ (0.63)
Weighted average number of ordinary shares outstanding
Basic (In shares) | shares	554,687,200	554,687,200	494,712,397	300,112,189
Diluted (In shares) | shares	554,687,200	554,687,200	494,712,397	300,112,189
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses			¥ (323)	¥ 67
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses			(1,984)
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses			(2,202)	1,952
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses			(2,375)	2,515
Technical service fees
Revenues:
Total revenues	¥ 7,272	$ 996	23,929	51,571
Installment service fees
Revenues:
Total revenues	13,355	1,830	13,494	14,143
Wealth management service fees and others
Revenues:
Total revenues	¥ 14,515	$ 1,989	¥ 15,294	¥ 8,854